PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 48,950	$ 380,994	$ 380,995	$ 209,966